Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	2024	2023	2022
Taxes (*)	(63,389)	(37,013)	(45,250)
Salaries and social security contributions	(46,123)	(33,038)	(32,310)
Services and fees	(45,313)	(39,691)	(44,836)
Office expenses	(8,827)	(4,870)	(3,685)
Amortization and depreciation (**)	(7,353)	(6,303)	(7,337)
Advertising	(6,499)	(1,547)	(1,652)
Insurance	(2,669)	(2,810)	(2,359)
Maintenance expenses	(2,479)	(2,130)	(1,892)
Bad debts	(8,883)	(4,985)	(13,443)
Bad debts recovery	4,440	3,439	18,203
Other	(11,013)	(9,721)	(6,794)
	(198,108)	(138,669)	(141,355)

(*) Mainly included taxes over bank transactions and tax on revenue not included in the line item “Income tax”.

(**) Includes depreciation of leases of USD 776 for the year ended December 31, 2024 (USD 739 and USD 901 for the year ended December 31, 2023 and 2022 respectively).